Total
GMO Implementation Fund
GMO IMPLEMENTATION FUND
Investment objective
Positive total return, not relative return.
Fees and expenses
The table below describes the fees and expenses that you may bear if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund operating expenses(expenses that you bear each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	GMO Implementation Fund GMO Implementation Fund
Management fee	none
Other expenses	0.38%	[1]
Total annual fund operating expenses	0.38%
Expense reimbursement	(0.05%)	[2]
Total annual fund operating expenses after expense reimbursement/ waiver (fund and underlying fund expenses)	0.33%
[1]	The amount includes interest expense and borrowing costs for investments sold short, and dividend expenses incurred by the Fund as a result of short sales. “Other expenses” (before addition of interest expense and borrowing costs for investments sold short, and dividend expenses on short sales), interest expense and borrowing costs for investments sold short, and dividend expenses on short sales were approximately 0.06%, less than 0.01% and 0.32%, respectively. The Fund also receives income in connection with short sales, which is reflected in the Fund’s net income but is not reflected as an offset to dividend expenses on short sales in the Fund’s annual fund operating expenses table.
[2]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.01% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees, and custody expenses. This reimbursement will continue through at least June 30, 2023 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
GMO Implementation Fund | GMO Implementation Fund | USD ($)	34	117	208	476

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
GMO Implementation Fund | GMO Implementation Fund | USD ($)	34	117	208	476

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, for holders of Fund shares subject to U.S. taxes, higher income taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2022, the Fund’s portfolio turnover rate (including the accounts of the Fund’s wholly-owned subsidiary, GMO Implementation SPC Ltd., and excluding short-term investments) was 200% of the average value of its portfolio securities. That portfolio turnover rate includes investments in U.S. Treasury Fund, which the Fund uses as a short-term investment vehicle for cash management. The Fund’s portfolio turnover rate during its fiscal year ended February 28, 2022 (including the accounts of GMO Implementation SPC Ltd., and excluding transactions in U.S. Treasury Fund and other short-term investments) was 194% of the average value of its portfolio securities.

Principal investment strategies
The investment strategies GMO pursues for the Fund are intended to complement the strategies it is pursuing for GMO Benchmark-Free Allocation Fund and other accounts it manages. Accordingly, the Fund is not intended to serve as a standalone investment.
GMO uses its quantitative multi-year forecasts of returns among asset classes, together with its assessment of the relative risks of such asset classes, to determine the Fund’s strategic direction. An important component of those forecasts is GMO’s expectation that valuations ultimately revert to their fundamental fair (or intrinsic) value. The factors GMO considers and investment methods GMO uses can change over time.
GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. Depending on GMO’s outlook, the Fund may have exposure to any asset class (e.g., non-U.S. equity, U.S. equity, emerging country equity, emerging country debt, non-U.S. fixed income, U.S. fixed income, real estate, and commodities) and at times may be substantially invested in a single asset class. The Fund may invest in securities of companies of any market capitalization. In addition, the Fund is not limited in its exposure to any particular market and may invest all of its assets in the securities of a limited number of companies in a single country and/or capitalization range. The Fund may invest a significant portion of its assets in the securities of companies in industries that are subject to the same or similar risk factors. To the extent the Fund invests in fixed income securities, it may have significant exposure to fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “high yield” or “junk bonds”), and of any maturity or duration. The Fund also may make extensive use of short sales. GMO’s ability to shift investments among asset classes is not subject to any limits.
The Fund may utilize an event-driven strategy, investing primarily in equity securities of companies that GMO expects to experience a material corporate event or catalyst in the relative short-term. To implement this strategy, the Fund may invest in derivatives or sell securities short in an effort to protect against market fluctuations or other risks or to adjust long or short investment exposure to one or more asset classes or issuers.
As an alternative to investing directly in securities, the Fund may invest in exchange-traded and over-the-counter (OTC) derivatives (e.g., selling put options on securities) and exchange-traded funds (ETFs). The Fund also may invest in derivatives and ETFs in an attempt to obtain or adjust elements of its long or short investment exposure and as a substitute for securities lending. Derivatives used may include options, futures, swap contracts, and reverse repurchase agreements. The Fund’s foreign currency exposure may differ from the currency exposure of its securities. The Fund may lend its portfolio securities.
The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. Leverage is not a principal component of the Fund’s investment strategy. However, because of its derivative positions, the Fund may at times have gross investment exposure in excess of its net assets (i.e. the Fund may be leveraged), and therefore may be subject to higher risk of loss during those times than when the Fund is not leveraged. The Fund’s performance can depend substantially on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.
The Fund gains exposure to commodities and some other asset classes by investing through a wholly-owned subsidiary advised by GMO, which does not receive management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives and fixed income instruments but also may invest in any other investment in which the Fund is permitted to invest directly. References in this Prospectus to action taken by the Fund refer to actions taken by the subsidiary as well as the Fund. The Fund does not invest directly in commodities and commodity-related derivatives.
In seeking to achieve the Fund’s investment objective, GMO may invest a significant portion of the Fund’s net assets in cash and cash equivalents.
The Fund also may invest in U.S. Treasury Fund, in money market funds unaffiliated with GMO, and directly in the types of investments typically held by money market funds.

Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in its wholly-owned subsidiary and in any underlying funds in which it invests. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its wholly-owned subsidiary and in any underlying funds, see “Additional Information about the Funds’ Investment Strategies, Risks, and Expenses” and “Description of Principal Risks.”
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Market Risk – Equities − The market price of an equity may decline due to factors affecting the issuer or its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO and GMO’s assessment proves to be incorrect, the Fund runs the risk that the market price of the equity will not appreciate or will decline. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.

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Market Risk – Fixed Income − The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due, for example, to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

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Non-U.S. Investment Risk − The market prices of many non-U.S. securities (particularly of companies tied economically to emerging countries) fluctuate more than those of U.S. securities. Many non-U.S. securities markets (particularly emerging markets) are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. In addition, issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, recordkeeping, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S.

investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that its license is terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers, difficulties enforcing legal judgments or contractual rights and geopolitical risks) tend to be higher for investments in the securities of companies tied economically to emerging countries. The economies of emerging countries often depend predominantly on only a few industries or revenues from particular commodities, and often are more volatile than the economies of developed countries.
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Management and Operational Risk − The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO uses quantitative models as part of its investment process. GMO’s models may not accurately predict future market movements. In addition, GMO’s models rely on assumptions and data that are subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO’s assessment of an investment (including a security’s fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.

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Derivatives and Short Sales Risk − The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of an option is affected by many factors, including changes in the market prices or dividend rates of underlying securities (or in the case of indices, the securities in such indices); the time remaining before expiration; changes in interest rates or exchange rates; and changes in the actual or perceived volatility of the relevant index or underlying securities. The Fund may create short investment exposure by selling securities short or by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

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Illiquidity Risk − Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

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Currency Risk − Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.

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Credit Risk − The Fund runs the risk that the issuer or guarantor of a fixed income investment (including a sovereign or quasi-sovereign debt issuer) or the obligors of obligations underlying an asset-backed security will be unable or unwilling to satisfy their obligations to pay principal and interest or otherwise to honor their obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the failure of an issuer, guarantor, or obligor to meet its payment obligations or in anticipation of such failure. In addition, investments in emerging country sovereign or quasi-sovereign debt involve a heightened risk that the issuer responsible for repayment of the debt may be unable or unwilling to pay interest and repay principal when due, and the Fund may lack recourse against the issuer in the event of default. Investments in quasi-sovereign debt also are subject to the risk that the issuer will default independently of its sovereign. Below investment grade investments have speculative characteristics, and negative changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments. Investments in distressed or defaulted or other low quality debt investments generally are considered speculative and may involve substantial risks not normally associated with investments in higher quality securities, including adverse business, financial or economic conditions that lead to their issuers’ payment defaults and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s assessment of the eventual recovery value of a distressed or defaulted debt investment proves incorrect, the Fund may lose a substantial portion or all of its investment or may be required to accept cash or instruments worth less than its original investment.

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Market Risk – Asset-Backed Securities − The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security. The liquidity of asset-backed securities (particularly below investment grade asset-backed securities) may change over time. During periods of deteriorating economic conditions, such as recessions or periods of rising unemployment, delinquencies and losses generally increase, sometimes dramatically, with respect to securitizations involving loans, sales contracts, receivables and other obligations underlying asset-backed securities. The effects of the COVID-19 virus, and governmental responses to the effects of the virus, have resulted, and may continue to result, in delinquencies and losses and have other, potentially unanticipated, adverse effects on such investments and the markets for those investments.

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Counterparty Risk − The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities is unable or unwilling to make timely settlement payments, return the Fund’s collateral or otherwise honor its obligations.

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Focused Investment Risk − Investments focused in countries, regions, asset classes, sectors, industries, currencies, or issuers that are subject to the same or similar risk factors and investments whose market prices are closely correlated are subject to higher overall risk than investments that are more diversified or whose market prices are not as closely correlated.

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Leveraging Risk − The use of derivatives, short sales and securities lending can create leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines. In addition, the Fund’s portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund’s assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet that request.

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Smaller Company Risk − Smaller companies may have limited product lines, markets, or financial resources, lack the competitive strength of larger companies, have less experienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Market Disruption and Geopolitical Risk − Geopolitical and other events (e.g., wars, pandemics, sanctions, terrorism) may disrupt securities markets and adversely affect particular economies and markets as well as global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could exacerbate other risks or otherwise reduce the value of the Fund’s investments.

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Event-Driven Risk − If the Fund purchases securities in anticipation of a proposed merger, acquisition, exchange offer, tender offer, or other similar transaction and that transaction later appears likely to be delayed or unlikely to be consummated or, in fact, is not consummated or is delayed, the market price of the securities purchased by the Fund may decline sharply, resulting in losses to the Fund. The risk/reward payout of event-driven strategies (such as merger arbitrage) typically is asymmetric, with the losses in failed transactions often far exceeding the gains in successful transactions. Event-driven strategies are subject to the risk of overall market movements, and the Fund may experience losses even if a transaction is consummated.

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Commodities Risk − Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.

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Large Shareholder Risk − To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by that shareholder or group of all or a large portion of its Fund shares will require the Fund to sell securities at disadvantageous prices, disrupt the Fund’s operations, or force the Fund’s liquidation.

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Fund of Funds Risk − The Fund is indirectly exposed to all of the risks of an investment in its wholly-owned subsidiary and in any underlying funds in which it invests (including ETFs), including the risk that its wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying funds in which it invests, an increase in fees and expenses of an underlying fund or a reallocation of the Fund’s investments to underlying funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of the Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index and the Consumer Price Index. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). Past performance (before and after taxes) is not an indication of future performance.

Annual Total Returns Years Ending December 31

Highest Quarter: 6.68% (4Q2019) Lowest Quarter: -18.10% (1Q2020) Year-to-Date (as of 3/31/22): -1.68%
Average Annual Total Returns Periods Ending December 31, 2021
Average Annual Returns - GMO Implementation Fund - GMO Implementation Fund	1 Year		5 Years		10 Years	[1]	Since Inception		Inception Date
Performance Measure Domain	4.07%		3.32%				4.25%		Mar. 01, 2012
After Taxes on Distributions	3.35%	[1]	2.37%	[1]			3.70%	[1]	Mar. 01, 2012
After Taxes on Distributions and Sale of Fund Shares	3.05%	[1]	2.41%	[1]			3.27%	[1]	Mar. 01, 2012
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index (reflects no deduction for fees, expenses, or taxes)	5.69%		4.47%				2.43%		Mar. 01, 2012
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	7.04%		2.89%				2.10%		Mar. 01, 2012
[1]	After-tax returns do not reflect distributions made by the Fund for all periods prior to July 1, 2015, the date on which the Fund elected to be treated as a corporation for U.S. federal income purposes. Further, as described in “Distributions and Taxes,” the Fund elected to be treated and intends to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes.